Renaissance Learning, Inc.

P.O. Box 8036

Wisconsin Rapids, Wisconsin 54495-8036

Phone (715) 424-3636; Fax (715) 424-4242

www.renlearn.com

May 25, 2005

VIA EDGAR AND FACSIMILE (202) 942-9528

Mr. Perry Hindin

Division of Corporate Finance

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:

Renaissance Learning, Inc.

Registration Statement on Form S-4/A3

File No. 333-122993

Dear Mr. Hindin:

Attached hereto for filing on behalf of Renaissance Learning, Inc. (the “Registrant”), please find the Registrant’s request that the above-referenced Registration Statement be declared effective at 9:00 a.m., Washington, D.C. time, on Thursday, May 26, 2005.  If you have any questions regarding this filing, please do not hesitate to call me at (414) 287-9258.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Dennis F. Connolly

Dennis F. Connolly

cc:  Steven A. Schmidt